Financial Risk Review - Schedule of Demonstrates the Estimated Sensitivity (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
10% | Change in GBP Rate
Disclosure of financial assets [line items]
Effect on Profit	$ 100,059	$ 72,742
10% | Change in AUD Rate
Disclosure of financial assets [line items]
Effect on Profit	33,156	(116,704)
10% | Change in TZS Rate
Disclosure of financial assets [line items]
Effect on Profit	3,913	(4,282)
-10% | Change in GBP Rate
Disclosure of financial assets [line items]
Effect on Profit	(100,059)	(72,742)
-10% | Change in AUD Rate
Disclosure of financial assets [line items]
Effect on Profit	(33,156)	116,704
-10% | Change in TZS Rate
Disclosure of financial assets [line items]
Effect on Profit	$ (3,913)	$ 4,282